Commitments and Contingencies (Details Narrative)								1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 01, 2021 USD ($)	Jun. 01, 2021 USD ($)	Mar. 01, 2021 USD ($)	Jan. 11, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 01, 2020 USD ($)	Aug. 28, 2020 shares	Feb. 29, 2020 USD ($) ft²	Aug. 31, 2019 shares	Aug. 31, 2018 shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares	Jul. 31, 2020 USD ($)	Aug. 30, 2019 shares
Conversion of shares | shares											1,500,000				1,500,000
Number of common stock shares | shares															149,557
Number of common stock value															$ 150,000
Settlement payments					$ 75,000						$ 100,000				$ 100,000
Preferred stock, shares issued | shares															1,000,000	1,000,000
Security deposit															$ 9,796		$ 2,566
Operating lease liability															28,534
Cash paid for amounts included in present value of operating lease liabilities											$ 39,868	$ 28,534
Rent expense											38,279		$ 22,744		218,997	$ 150,575
Virginia [Member]
Area of lease | ft²								3,666
Lease description								The lease for this facility began on February 1, 2020 and continues until July 31, 2025
Rental cost								$ 159,471
Security deposit								$ 100,000
Annual rent increase percentage								2.50%
Future payments of operating lease					$ 782,214						782,214				$ 822,082
Virginia [Member] | New Lease Obligations [Member]
Right-of-use asset											$ 233,751
Operating lease liability								$ 746,000
Forecast [Member]
Settlement payments	$ 25,000	$ 25,000	$ 25,000
Subsequent Event [Member]
Settlement payments						$ 25,000
De La Garza [Member]
Number of common stock shares | shares							13,100,000
De La Garza [Member] | Subsequent Event [Member]
Number of common stock value														$ 400,000
De La Garza [Member] | Settlement Agreement [Member]
Number of common stock shares | shares							13,100,000
De La Garza [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Number of common stock value														$ 400,000
De La Garza [Member] | Common Stock [Member]
Conversion of shares | shares									13,500,000	13,500,000
Pamela Thompson [Member]
Preferred stock, shares issued | shares																		1,000,000
Pamela Thompson [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued | shares									1,000,000
James LeGanke [Member] | Subsequent Event [Member]
Number of shares exchanged for return of settlement payment				$ 50,000
James LeGanke [Member] | Subsequent Event [Member] | Series A Preferred Stock [Member]
Number of shares exchanged for return of settlement payment, shares | shares				127,500
James LeGanke [Member] | Common Stock [Member] | Subsequent Event [Member]
Number of shares exchanged for return of settlement payment, shares | shares				1,000,000